January 22, 2002

                           TOUCHSTONE FAMILY OF FUNDS

                            International Equity Fund
                            Emerging Growth Fund
                            Aggressive Growth Fund
                            Growth/Value Fund
                            Equity Fund
                            Enhanced 30 Fund
                            Value Plus Fund
                            Utility Fund

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2001


Effective immediately, shares of the Utility Fund (the "Fund") are no longer available for purchase. All shares of the Fund will be redeemed or exchanged into another Touchstone Fund and the Fund will close its operations on March 22, 2002.